Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 20: SEGMENT INFORMATION

Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Acquisition’s reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Asia	$211,070	$118,176	$140,177
Europe	33,077	28,547	34,653
United States	35,970	41,223	52,458
Total Revenue	$280,117	$187,946	$227,288